Financial Instruments - Summary of Financial Instruments Measured at Fair Value (Detail)	12 Months Ended
Mar. 31, 2022
Other Investment | Financial assets measured at FVOCI [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	March 31, 2021: Discounted cash flows: The valuation model considers the present value of expected free cash flows, discounted using a risk adjusted discount rate.
Significant unobservable inputs	Forecast annual revenue growth rate : March 31, 2021: 4% - 25% Forecast EBITDA margin: March 31, 2021: (3%) - 25% Risk adjusted discount rate: March 31, 2021: 17.0%
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if : - the annual revenue growth rate were higher (lower) - the EBITDA margin were higher (lower) - the risk adjusted discount rate was lower (higher)
Other Investment | Other Investments - Equity Securities (FVTPL) [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	Price of recent transaction
Significant unobservable inputs	Not applicable
Inter- relationship between significant unobservable inputs and fair value measurement	Not applicable
Other Liabilities Related to Business Combination [Member]
Disclosure Of Financial Instruments [Line Items]
Valuation technique	Discounted cash flows: The valuation model considers the present value of the expected future payments, discounted using a risk-adjusted discount rate.
Significant unobservable inputs	Expected cash flows: USD 11,025 (March 31, 2021: USD 17,054) Risk-adjusted discount rate: 10.2% (March 31, 2021: 10.2% )
Inter- relationship between significant unobservable inputs and fair value measurement	The estimated fair value would increase (decrease) if: – the expected cash flows were higher (lower); – the risk-adjusted discount rate were lower (higher).